ProShares®

ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

May 16, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Statement of Additional Information dated October 1, 2011, as supplemented May 23, 2012 for ProShares USD Covered Bond, a series of the Trust, that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on May 11, 2012 (Accession No. 0001193125-12-228786).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6577.

Sincerely,

/s/ Kenneth C. Fang

Kenneth C. Fang

Vice President and Legal Counsel